Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	$ 13,153,398	$ 10,725,015
Liability	13,053,418	11,988,342
Financial derivative contracts with collateral agreement threshold equal to zero
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	12,081,545	9,802,491
Liability	11,782,472	10,836,243
Financial derivative contracts with non-zero threshold collateral agreement
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	850,201	773,325
Liability	949,739	895,894
Financial derivative contracts without collateral agreement
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	221,652	149,199
Liability	$ 321,207	$ 256,205